Related Parties - Summary of Amounts and Profit or Loss Related to Transactions Generated With Related Parties (Detail) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
ASSETS
Cash and deposits in banks		$ 2,690,638,558	$ 2,619,925,301	[1]	$ 1,695,935,607
Other financial assets		548,143,243	438,535,416	[1]
Loans and other financing		5,801,660,825	3,993,039,837
TOTAL ASSETS	[2]	14,492,424,831	14,629,820,194	[1]
LIABILITIES
Deposits		8,422,705,887	7,339,158,200	[1]
Liabilities at fair value through profit or loss		7,183,451	30,106,856	[1]
Other financial liabilities		1,031,875,594	815,507,243	[1]
Issued corporate bonds		14,789,758	128,184,411	[1]
Subordinated corporate bonds		466,167,451	842,608,609
Other non-financial liabilities		367,490,697	477,937,714	[1]
TOTAL LIABILITIES	[2]	10,441,712,229	10,190,197,315	[1]
Interest income		3,525,235,000	5,327,222,936	[1]	4,153,327,254
Interest expense		(1,907,019,702)	(3,530,599,858)	[1]	(2,082,818,307)
Commissions income		565,100,914	535,072,561	[1]	511,329,460
Commissions expenses		(79,185,564)	(54,318,704)	[1]	(50,273,998)
Net loss from measurement of financial instruments at fair value through profit or loss		2,221,229,694	2,121,704,270	[1]	306,237,052
Credit loss expense on financial assets		(108,107,103)	(100,103,207)	[1]	(46,776,285)
Administrative expenses		(366,350,173)	(357,624,468)	[1]	(265,527,373)
Other operating expenses		(669,700,237)	(699,610,946)	[1]	(508,999,932)
Net income for the fiscal year		326,491,232	1,268,222,505	[1]	276,499,540
Macro Bank Limited [member]
ASSETS
TOTAL ASSETS	[2]	144,915,763	211,041,322
LIABILITIES
TOTAL LIABILITIES	[2]	99,313,229	151,421,144
Macro Securities SAU [member]
ASSETS
TOTAL ASSETS	[2],[3]	402,007,719	374,789,204
LIABILITIES
TOTAL LIABILITIES	[2],[3]	217,660,348	249,762,292
Argenpay SAU [member]
ASSETS
TOTAL ASSETS	[2]	40,782,967	33,125,773
LIABILITIES
TOTAL LIABILITIES	[2]	25,616,970	18,014,966
Fintech SGR [Member]
ASSETS
TOTAL ASSETS	[2]	49,554,739	36,531,677
LIABILITIES
TOTAL LIABILITIES	[2]	47,382,064	35,178,989
Subsidiaries [member] | Macro Bank Limited [member]
ASSETS
Cash and deposits in banks		8,738	14,107
TOTAL ASSETS		8,738	14,107
LIABILITIES
Other operating income					34
Net income for the fiscal year					34
Subsidiaries [member] | Macro Securities SAU [member]
LIABILITIES
Deposits		72,405,682	34,374,006
Issued corporate bonds			6,282,441
Subordinated corporate bonds		157,267
TOTAL LIABILITIES		72,562,949	40,656,447
Interest income		85,005	517,247		29,316
Interest expense		(229,720)
Commissions income		168,533	168,351		169,513
Other operating income			468,825
Credit loss expense on financial assets					(2,536)
Other operating expenses			(22)		(98,404)
Net income for the fiscal year		23,818	1,154,401		97,889
Subsidiaries [member] | Argenpay SAU [member]
LIABILITIES
Deposits		1,442,672	563,037
TOTAL LIABILITIES		1,442,672	563,037
Other operating income		89	70		271
Net income for the fiscal year		89	70		271
Subsidiaries [member] | Fintech SGR [Member]
ASSETS
Other financial assets		24,906,035	18,131,257
TOTAL ASSETS		24,906,035	18,131,257
LIABILITIES
Deposits		3,407	53,746
Subordinated corporate bonds		1,389,194	1,702,239
Other non-financial liabilities		159,996
TOTAL LIABILITIES		1,552,597	1,755,985
Commissions income		9,150	124,700		5,371
Commissions expenses		(183,217)	(100,215)		(72,201)
Other operating income		8,019,956	20,386,064		8,847,840
Net income for the fiscal year		7,845,889	20,410,549		8,781,010
Subsidiaries [member] | Macro Agro SAU [Member]
ASSETS
TOTAL ASSETS		244	67,454
LIABILITIES
Deposits		5,577,942	24,324
Subordinated corporate bonds		157,267	268,775
TOTAL LIABILITIES		5,735,209	293,099
Interest income		10,931	31,201
Interest expense		(442,496)
Other operating income		15,702	6,729
Net income for the fiscal year		(415,863)	37,930
Subsidiaries [member] | Financial leases [member] | Macro Agro SAU [Member]
ASSETS
Loans and other financing		244	67,454
Associates [member]
ASSETS
Other financial assets		2,547
TOTAL ASSETS		9,800
LIABILITIES
Deposits		316,811	662,700
Other financial liabilities		286
TOTAL LIABILITIES		317,097	662,700
Interest income		246,038
Interest expense		(78,030)	(199,589)		(155,767)
Commissions income		3,532	2,591		2,340
Commissions expenses		(201,201)
Other operating income		40,384	847
Administrative expenses		(4,281,996)	(2,060,562)		(747,146)
Net income for the fiscal year		(4,271,273)	(2,256,713)		(900,573)
Associates [member] | Overdrafts [member]
ASSETS
Loans and other financing		3,810
Associates [member] | Credit card [member]
ASSETS
Loans and other financing		3,443
Key management personnel of entity or parent [member]
ASSETS
Other financial assets		94,447	2,347,370
TOTAL ASSETS		4,503,804	7,809,681
LIABILITIES
Deposits		68,984,444	53,711,971
Other financial liabilities		478,518	11,124,446
TOTAL LIABILITIES		69,462,962	64,836,417
Interest income		2,014,155	4,171,628		1,993,086
Interest expense		(406,676)	(445,584)		(708,330)
Commissions income		993	1,034		414
Commissions expenses		(343)	(229)		(346)
Other operating income		85,898	44
Administrative expenses			(1,152)		(48,588)
Other operating expenses			(1,091)
Net income for the fiscal year		1,694,027	3,724,650		1,236,236
Key management personnel of entity or parent [member] | Overdrafts [member]
ASSETS
Loans and other financing		588	560,776
Key management personnel of entity or parent [member] | Credit card [member]
ASSETS
Loans and other financing		777,517	1,317,786
Key management personnel of entity or parent [member] | Personal loans [member]
ASSETS
Loans and other financing		10,803	12,112
Key management personnel of entity or parent [member] | Mortgage loans [member]
ASSETS
Loans and other financing		1,171,958	2,748,033
Key management personnel of entity or parent [member] | Other [Member]
ASSETS
Loans and other financing		2,448,491	823,604
Other related parties [member]
ASSETS
Debt securities at fair value through profit or loss		376,900
Derivative instruments		12,057
Other financial assets		630,420	15,547,909
TOTAL ASSETS		84,158,018	94,730,979
LIABILITIES
Deposits		39,668,046	47,245,271
Liabilities at fair value through profit or loss			30,089,947
Other financial liabilities		7,119,603	2,078,449
Other non-financial liabilities		3,224,075	5,491,426
TOTAL LIABILITIES		50,011,724	84,905,093
Interest income		13,945,116	12,375,032		13,449,390
Interest expense		(1,473,187)	(243,867)		(468,115)
Commissions income		844,143	1,230,125		712,507
Commissions expenses		(289,264)	(221,019)		(7,751)
Net loss from measurement of financial instruments at fair value through profit or loss		(659,630)
Other operating income		96,363	134,031		353
Administrative expenses		(3,237,144)	(3,337,513)		(3,176,353)
Other operating expenses		(1,178,114)	(1,170,416)		(480,315)
Net income for the fiscal year		8,048,283	8,766,373		10,029,716
Other related parties [member] | Document [member]
ASSETS
Loans and other financing		513,202	2,797,148
Other related parties [member] | Overdrafts [member]
ASSETS
Loans and other financing		30,793,756	5,797,075
Other related parties [member] | Credit card [member]
ASSETS
Loans and other financing		278,210	281,007
Other related parties [member] | Financial leases [member]
ASSETS
Loans and other financing		35,980	112,370
Other related parties [member] | Other [Member]
ASSETS
Loans and other financing		22,604,413	12,798,670
Other related parties [member] | Guarantees granted [member]
ASSETS
Guarantee granted		28,913,080	57,396,800
Related parties [member]
ASSETS
Cash and deposits in banks		8,738	14,107
Debt securities at fair value through profit or loss		376,900
Derivative instruments		12,057
Other financial assets		25,633,449	36,026,536
TOTAL ASSETS		113,586,639	120,753,478
LIABILITIES
Deposits		188,399,004	136,635,055
Liabilities at fair value through profit or loss			30,089,947
Other financial liabilities		7,598,407	13,202,895
Issued corporate bonds			6,282,441
Subordinated corporate bonds		1,703,728	1,971,014
Other non-financial liabilities		3,384,071	5,491,426
TOTAL LIABILITIES		201,085,210	193,672,778
Interest income		16,301,245	17,095,108		15,471,792
Interest expense		(2,630,109)	(889,040)		(1,332,212)
Commissions income		1,026,351	1,526,801		890,145
Commissions expenses		(674,025)	(321,463)		(80,298)
Net loss from measurement of financial instruments at fair value through profit or loss		(659,630)
Other operating income		8,258,392	20,996,610		8,848,498
Credit loss expense on financial assets					(2,536)
Administrative expenses		(7,519,140)	(5,399,227)		(3,972,087)
Other operating expenses		(1,178,114)	(1,171,529)		(578,719)
Net income for the fiscal year		12,924,970	31,837,260		$ 19,244,583
Related parties [member] | Document [member]
ASSETS
Loans and other financing		513,202	2,797,148
Related parties [member] | Overdrafts [member]
ASSETS
Loans and other financing		30,798,154	6,357,851
Related parties [member] | Credit card [member]
ASSETS
Loans and other financing		1,059,170	1,598,793
Related parties [member] | Financial leases [member]
ASSETS
Loans and other financing		36,224	179,824
Related parties [member] | Personal loans [member]
ASSETS
Loans and other financing		10,803	12,112
Related parties [member] | Mortgage loans [member]
ASSETS
Loans and other financing		1,171,958	2,748,033
Related parties [member] | Other [Member]
ASSETS
Loans and other financing		25,052,904	13,622,274
Related parties [member] | Guarantees granted [member]
ASSETS
Guarantee granted		$ 28,913,080	$ 57,396,800

[1]	See Note 3.
[2]	See Note 14.2 related to the merger with Banco BMA SAU.
[3]	Includes the balance amounts from its subsidiary Macro Fondos SGFCISA.